Concentrations	6 Months Ended
Mar. 31, 2026
Concentrations [Abstract]
CONCENTRATIONS

NOTE 15 — CONCENTRATIONS

A majority of the Company’s revenue and expense transactions are denominated in RMB, and a significant portion of the Company’s and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies, which require certain supporting documentation in order to effect the remittance. Each bank account is insured by the PRC government authority up to a maximum limit of RMB500,000 (equivalent to approximately $72,485). To limit exposure to credit risk relating to deposits, the Company primarily places cash and cash equivalents with large financial institutions in China that management believes are of high credit quality, and the Company also continually monitors their creditworthiness.

The Company’s operations are carried out in China. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by the political, economic, and legal environments in the PRC, as well as by the general state of the PRC’s economy. In addition, the Company’s business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other factors.

As of March 31, 2026 and September 30, 2025, $11,790,217 and $9,608,188 of the Company’s cash, respectively, was on deposit at financial institutions in the PRC. For the six months ended March 31, 2026 and 2025, the Company’s substantial assets were located in the PRC and all of the Company’s revenues were derived from its subsidiaries located in the PRC.

For the six months ended March 31, 2026 and 2025, no single customer accounted for more than 10% of the Company’s total revenue. The Company’s top 10 customers accounted in the aggregate for 28.6% and 18.3% of the Company’s total revenue for the six months ended March 31, 2026 and 2025, respectively.

Sales of one of the Company’s major products, Guben Yanling Pill, accounted for 40.0% of the Company’s total revenue for each of the six months ended March 31, 2026 and 2025.

As of March 31, 2026 and September 30, 2025, no customer accounted for more than 10% of the total accounts receivable balance.

For the six months ended March 31, 2026 and 2025, one supplier accounted for 19.2% and 45.3% of the total purchases, respectively.

As of March 31, 2026 and September 30, 2025, no supplier accounted for more than 10% of the total accounts payable balance.